 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending January 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
No shares repurchased

Total Shares Repurchased:(none)

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management